Hotel Dispositions and Impairment Charges (Narrative) (Details) - USD ($) $ in Thousands		3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 09, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge for investments in hotel properties		$ 27,600			$ 55,218
Crowne Plaza, Annapolis, Maryland | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration for disposal	$ 5,100
Carrying value of hotel property	$ 2,100						$ 2,200
Gain (loss) on disposal					3,600
Savannah Courtyard
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge for investments in hotel properties				$ 5,100		$ 5,100
Wisconsin Dells Hilton Garden Inn
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge for investments in hotel properties				1,400		1,400
Wisconsin Dells Hilton Garden Inn and Savannah Courtyard
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge for investments in hotel properties				$ 6,500		$ 6,500
Wichita Courtyard by Marriott Old Town
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge for investments in hotel properties		6,100			6,136
Billerica Courtyard by Marriott Boston
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge for investments in hotel properties		9,500			9,471
Stillwater Residence Inn
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge for investments in hotel properties		2,400			2,395
Cannonsburg Homewood Suites Pittsburgh Southpointe
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge for investments in hotel properties		1,800			11,826
Washington Hampton Inn Pittsburgh Meadow Lands
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge for investments in hotel properties		3,000			3,035
Pittsburgh Hampton Inn Waterfront West Homestead
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge for investments in hotel properties		3,000			2,985
Phoenix Hampton Inn Airport North
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge for investments in hotel properties			$ 3,700		3,692
Canonsburg Homewood Suites Pittsburgh Southpointe
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge for investments in hotel properties			10,000
Columbus Hampton Inn Easton
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge for investments in hotel properties		$ 1,700	$ 13,900		$ 15,678